UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     April 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $593,137 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108      444    20000 SH       SOLE                        0        0    20000
AMERICAN STD COS INC DEL       COM              029712106      437    10200 SH       SOLE                        0        0    10200
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      274     9450 SH       SOLE                        0        0     9450
FINISAR                        COM              31787A101       77    15697 SH       SOLE                        0        0    15697
FOUNDRY NETWORKS INC           COM              35063R100      845    46557 SH       SOLE                        0        0    46557
ISHARES TR                     RUSSELL MIDCAP   464287499    44048   465284 SH       SOLE                        0        0   465284
ISHARES TR                     MSCI EAFE IDX    464287465    70178  1080989 SH       SOLE                        0        0  1080989
ISHARES TR                     RUSSELL 2000     464287655   145053  1909349 SH       SOLE                        0        0  1909349
ISHARES TR                     S&P EURO PLUS    464287861    37239   419120 SH       SOLE                        0        0   419120
ISHARES TR                     S&P 500 INDEX    464287200   133106  1024519 SH       SOLE                        0        0  1024519
ISHARES TR                     RUSSELL1000VAL   464287598      456     6233 SH       SOLE                        0        0     6233
ISHARES TR                     RUSSELL 1000     464287622    26440   374027 SH       SOLE                        0        0   374027
ISHARES TR                     S&P MIDCAP 400   464287507    58307   735450 SH       SOLE                        0        0   735450
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      482    93100 SH       SOLE                        0        0    93100
MORGAN STANLEY                 COM NEW          617446448    14076   224066 SH       SOLE                        0        0   224066
PRAECIS PHARMACEUTICALS INC    COM NEW          739421402       98    18349 SH       SOLE                        0        0    18349
QUEST DIAGNOSTICS INC          COM              74834L100      262     5100 SH       SOLE                        0        0     5100
SPDR TR                        UNIT SER 1       78462F103    61193   471330 SH       SOLE                        0        0   471330
WASTE SERVICES INC DEL         COM              941075103      183    58246 SH       SOLE                        0        0    58246